Share-based awards and other equity instruments - Schedule of share-based payment arrangement, expensed and capitalized (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	€ 8,451,000	€ 9,505,000	€ 15,342,000
Equity Classified
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	7,084,000	8,215,000	15,342,000
Liability Classified
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	€ 1,367,000	€ 1,290,000	€ 0